Pixelpin Acquisition and Patent Approvals - Additional Information (Details) - PixelPin $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) patent
Pixelpin Acquisition and Patent Approvals
Growth in intellectual property portfolio | $	$ 175
Number of new patent issuances	9
Number of new patent filings	13